Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net

5.                            Trade Accounts Receivable, Net

Trade receivable consists of receivables resulting from sales of products during the normal course of business. Trade accounts receivable at end of years presented consisted of the following:

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Trade accounts receivable	302,779,899	358,463,468	58,794,382
Less: Allowance for doubtful accounts	—	—	—
Total trade accounts receivable, net	302,779,899	358,463,468	58,794,382

As of December 31, 2012 and 2013, no trade accounts receivables were pledged as collateral for borrowings from financial institutions.